CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 25,341	$ 25,253